Profit appropriation and restricted net assets - Condensed Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$ 559	$ (45,701)	$ (105,029)
Cash flows from investing activities:
Placement of time deposits	(2,094)	(4,872)	(17,553)
Withdrawal of time deposits	4,830	17,614	23,317
Net cash provided by investing activities	2,449	2,508	98,308
Cash flows from financing activities:
Proceeds from exercise of stock options			8
Net cash (used in)/provided by financing activities		20,484	(2,351)
Effect of exchange rate changes on cash and cash equivalents	104	(714)	618
Net increase /(decrease) in cash and cash equivalents	3,112	(23,423)	(8,454)
Cash and cash equivalents at the beginning of the year from continuing operations	18,186	24,611
Cash and cash equivalents at the end of the year from continuing operations	21,298	18,186	24,611
Condensed
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(1,109)	(3,210)	112
Cash flows from investing activities:
Placement of time deposits	(1,006)	(4,872)	(24,474)
Withdrawal of time deposits	4,830	17,614	30,773
Net cash provided by investing activities	(343)	(8,113)	11,853
Cash flows from financing activities:
Share repurchase program			(3,143)
Proceeds from exercise of stock options			791
Net cash (used in)/provided by financing activities	773	4,078	(2,352)
Effect of exchange rate changes on cash and cash equivalents	77	(487)	15
Net increase /(decrease) in cash and cash equivalents	(602)	(7,732)	9,628
Cash and cash equivalents at the beginning of the year from continuing operations	4,207	11,939	2,311
Cash and cash equivalents at the end of the year from continuing operations	3,605	4,207	11,939
Intra-Group entities | Condensed
Cash flows from investing activities:
Net cash provided by investing activities	(4,167)	(20,855)	$ 5,554
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	$ 773	$ 4,078